Summary of Significant Accounting Policies (Details) - Schedule of class A common stock reflected in the condensed balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of class A common stock reflected in the condensed balance sheets [Abstract]
Gross proceeds	$ 345,000,000	$ 345,000,000
Less:
Proceeds allocated to Public Warrants	(15,438,750)	(15,438,750)
Class A common stock issuance costs		(18,534,129)
Plus:
Accretion of carrying value to redemption value	33,972,879	33,972,879
Class A common stock subject to possible redemption	$ 345,000,000	$ 345,000,000